CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 51,912	$ 37,899	$ 42,738
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,259	20,224	18,708
Deferred income taxes	(1,444)	(6,036)	(1,319)
(Reversal) of/ allowance for credit losses	(620)	(953)	1,564
Equity in (gain)/loss of affiliates	(2,088)	340	360
Impairment loss on property, plant and equipment	628	886	794
Loss/(gain) on disposal of fixed assets	997	1,300	(3)
(Increase)/decrease in:
Other assets and other non-current assets	474	(7,356)
Accounts and notes receivable	(9,615)	(77,692)	(50,699)
Advance payments and others	(1,451)	2,737	(3,881)
Inventories	(9,159)	(1,791)	(1,654)
Other receivables	(516)	138	(556)
Increase/(decrease) in:
Accounts and notes payable	50,068	40,391	22,024
Customer deposits	940	(4,097)	3,091
Accrued payroll and related costs	2,760	956	77
Accrued expenses and other payables	17,458	13,275	(2,667)
Taxes payable	(2,693)	(10,457)	(6,835)
Advances payable	(278)	12	(1,836)
Net cash provided by operating activities	111,632	9,776	19,906
Cash flows from investing activities:
Purchase of short-term investments and long-term time deposits	(32,205)	(77,859)	(68,550)
Proceeds from maturities of short-term investments	38,557	29,442	63,240
Cash received from property, plant and equipment sales	169	20,510	2,790
Cash paid to acquire property, plant and equipment and land use right (including $23,158, $6,343 and $5,336 paid to related parties for the years ended December 31, 2025, 2024 and 2023, respectively)	(37,189)	(43,656)	(18,235)
Cash paid to acquire intangible assets	(3,145)	(804)	(3,445)
Cash received from long-term investments	3,443	316	3,292
Investment under equity method	(1,120)	(5,880)	(7,729)
Net cash used in investing activities	(31,490)	(77,931)	(28,637)
Cash flows from financing activities:
Proceeds from bank loans	35,262	83,357	64,776
Repayment of bank loans and loans	(21,421)	(58,995)	(61,437)
Dividends paid to the common shareholders	(2,190)	(22,433)
Dividends paid to non-controlling shareholder	(199)
Repurchase of common shares		(68)
Cash received from capital contributions by a non-controlling shareholder		15,504	3,459
Net cash provided by financing activities	11,452	17,365	6,798
Cash and cash equivalents affected by foreign currency	863	(2,580)	(1,824)
Net increase/(decrease) in cash, cash equivalents and pledged cash	92,457	(53,370)	(3,757)
Cash, cash equivalents and pledged cash at beginning of year	101,824	155,194	158,951
Cash, cash equivalents and pledged cash at end of year	194,281	101,824	155,194
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	1,702	1,792	1,145
Cash paid for income taxes	20,454	18,507	7,965
Non-cash investing activities:
Property, plant and equipment recorded during the year which previously were advance payments	8,287	3,595	2,699
Change in accounts payable for acquiring property, plant and equipment	$ 448	$ 3,527	960
Supplemental disclosure of acquisition of operating lease assets			$ 278